FINANCIAL INSTRUMENTS - Assets and liabilities that are measured at fair value (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	£ 81,161	£ 6,030
Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Total financial liabilities at fair value through profit or loss	8,071
Level 1 of fair value hierarchy [member]
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	329
Level 2 of fair value hierarchy [member]
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	80,759	4,637
Level 3 of fair value hierarchy [member]
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	73	1,393
Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Total financial liabilities at fair value through profit or loss	8,071
Deferred variable consideration
Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Total financial liabilities at fair value through profit or loss	8,071
Deferred variable consideration | Level 3 of fair value hierarchy [member]
Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Total financial liabilities at fair value through profit or loss	8,071
Equity holdings
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	402	1,393
Equity holdings | Level 1 of fair value hierarchy [member]
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	329
Equity holdings | Level 3 of fair value hierarchy [member]
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	73	1,393
Digital assets
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	80,759	4,637
Digital assets | Level 2 of fair value hierarchy [member]
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Total financial assets at fair value through profit or loss	£ 80,759	£ 4,637